Authorizations payable (Details 1) R$ in Thousands	Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Long term payable	R$ 1,159,672
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Long term payable	257,453
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Long term payable	68,793
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Long term payable	68,793
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Long term payable	68,793
Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Long term payable	68,793
Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Long term payable	R$ 627,047